Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents [Table Text Block]	As of December 31, cash and cash equivalents were as follows:

	2025	2024
Corporate cash and cash equivalents	424,498	189,029
Merchants' cash and cash equivalents (i)	295,399	236,143
Total	719,897	425,172